Commitments and Contingencies (Details) - USD ($)		3 Months Ended
	May 21, 2024	Mar. 31, 2024	Nov. 20, 2023
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share)		$ 0.55
Underwriting expenses		$ 13,900,000
Outstanding shares percentage	91.34%
Sponsor [Member]
Commitments and Contingencies [Line Items]
Obligations amount			$ 1,000
MindMaze [Member] | Patent Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase obligation			$ 21,000,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Company ordinary shares (in Shares)	5,852,011
Outstanding shares percentage	91.34%
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share)		$ 0.1
Underwriting expenses		$ 2,500,000